Financial instruments - fair values and risk management - Contractual maturities of derivative financial liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Contractual maturities of derivative financial liabilities
Carrying amounts	$ 15,267	$ 15,367
Contractual cash flows	15,267	15,367
3 months or less
Contractual maturities of derivative financial liabilities
Contractual cash flows	15,002	15,002
Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	265	365
Share warrant obligation
Contractual maturities of derivative financial liabilities
Carrying amounts	265	365
Contractual cash flows	265	365
Share warrant obligation | Between 1-5 years
Contractual maturities of derivative financial liabilities
Contractual cash flows	265	365
Put option liability
Contractual maturities of derivative financial liabilities
Carrying amounts	15,002	15,002
Contractual cash flows	15,002	15,002
Put option liability | 3 months or less
Contractual maturities of derivative financial liabilities
Contractual cash flows	$ 15,002	$ 15,002